Intangible Assets and Goodwill, Net - Changes in intangible assets with definite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 42,724,218
Balance at end of the period	42,255,881	$ 42,724,218
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	13,409,283
Balance at end of the period	13,017,915	13,409,283
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	255,782
Balance at end of the period	183,654	255,782
Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	110,701
Amortization of the year	110,701	110,701
Balance at end of the period		110,701
Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	4,692,574
Balance at end of the period	5,158,928	4,692,574
Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	1,546,264
Balance at end of the period	1,232,283	1,546,264
Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,825,559
Balance at end of the period	5,825,559	5,825,559
Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	978,403
Balance at end of the period	617,491	978,403
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	65,034,704
Balance at end of the period	66,929,587	65,034,704
Cost | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	35,719,769	33,343,230
Additions	1,899,464	1,235,177
Transfers from (to) property, plant and equipment	547,940	1,045,065
Retirements and impairment adjustments	(643,888)	(53,140)
Transfers and reclassifications	156,994	127,526
Effect of translation	11,342	21,911
Balance at end of the period	37,691,621	35,719,769
Cost | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	2,227,096	2,127,697
Transfers and reclassifications		99,399
Balance at end of the period	2,227,096	2,227,096
Cost | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	553,505	553,505
Balance at end of the period	553,505	553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	13,139,480	10,858,388
Additions	1,599,671	959,813
Transfers from (to) property, plant and equipment	609,974	1,247,347
Retirements and impairment adjustments	(643,888)	(28,127)
Transfers and reclassifications	117,716	84,823
Effect of translation	8,921	17,236
Balance at end of the period	14,831,874	13,139,480
Cost | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	8,804,334	8,782,852
Transfers and reclassifications		16,428
Effect of translation	2,617	5,054
Balance at end of the period	8,806,951	8,804,334
Cost | Intangible Assets with Finite Useful Lives | Payments for renewal of concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	5,825,559	5,821,828
Additions		3,731
Balance at end of the period	5,825,559	5,825,559
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	5,169,795	5,198,960
Additions	299,793	271,633
Transfers from (to) property, plant and equipment	(62,034)	(202,282)
Retirements and impairment adjustments		(25,013)
Transfers and reclassifications	39,278	(73,124)
Effect of translation	(196)	(379)
Balance at end of the period	5,446,636	5,169,795
Accumulated Amortisation
Analysis of the changes in intangible assets
Balance at beginning of the period	(22,310,486)
Balance at end of the period	(24,673,706)	(22,310,486)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(22,310,486)	(19,469,413)
Amortization of the year	(2,539,771)	(2,474,510)
Other amortization of the year	(329,144)	380,863
Retirements and impairment adjustments	516,045	30,130
Effect of translation	(10,350)	(15,830)
Balance at end of the period	(24,673,706)	(22,310,486)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	(1,971,314)	(1,899,187)
Amortization of the year	(72,128)	(72,127)
Balance at end of the period	(2,043,442)	(1,971,314)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	(442,804)	(332,103)
Amortization of the year	(110,701)	(110,701)
Balance at end of the period	(553,505)	(442,804)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Licenses and software
Analysis of the changes in intangible assets
Balance at beginning of the period	(8,446,906)	(6,843,169)
Amortization of the year	(1,741,517)	(1,717,282)
Retirements and impairment adjustments	516,045	28,127
Reclassifications		96,304
Effect of translation	(568)	(10,886)
Balance at end of the period	(9,672,946)	(8,446,906)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | List of subscribers
Analysis of the changes in intangible assets
Balance at beginning of the period	(7,258,070)	(6,632,419)
Amortization of the year	(313,981)	(523,878)
Reclassifications		(96,719)
Effect of translation	(2,617)	(5,054)
Balance at end of the period	(7,574,668)	(7,258,070)
Accumulated Amortisation | Intangible Assets with Finite Useful Lives | Other intangible assets
Analysis of the changes in intangible assets
Balance at beginning of the period	(4,191,392)	(3,762,535)
Amortization of the year	(301,444)	(50,522)
Other amortization of the year	(329,144)	380,863
Retirements and impairment adjustments		2,003
Reclassifications		415
Effect of translation	(7,165)	110
Balance at end of the period	$ (4,829,145)	$ (4,191,392)